Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Costs
Production costs - raw, ancillary and consumable materials and goods	€ 21,432	€ 36,272	€ 41,125
Production costs - services	9,710	11,589	10,625
Lease expense and other	876	1,478	1,820
Net provisions for contingencies	349	858	1,120
Other expenses	1,317	879	1,130
Purchase, services and other charges gross	33,684	51,076	55,820
capitalized direct costs associated with self-constructed assets - tangible assets	(128)	(197)	(192)
capitalized direct costs associated with self-constructed assets - intangible assets	(5)	(5)	(6)
Purchases, services and other	€ 33,551	€ 50,874	€ 55,622